                            SCHEDULE 14A INFORMATION

          PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES
                  EXCHANGE ACT OF 1934 (AMENDMENT NO.       )

FILED BY THE REGISTRANT /X/       FILED BY A PARTY OTHER THAN THE REGISTRANT / /

- - --------------------------------------------------------------------------------

Check the appropriate box:
/ / Preliminary Proxy Statement
/X/ Definitive Proxy Statement
/ / Definitive Additional Materials
/ / Soliciting Material Pursuant to 14a-11(c) or 14a-12

                                Bird Corporation
                (Name of Registrant as Specified In Its Charter)

                                Bird Corporation
                   (Name of Person(s) Filing Proxy Statement)

PAYMENT OF FILING FEE (CHECK THE APPROPRIATE BOX):
/X/ $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2).
/ / $500 per each party to the controversy pursuant to Exchange Act Rule
    14a-6(i)(3).
/ / Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

   1) Title of each class of securities to which transaction applies:

   2) Aggregate number of securities to which transaction applies:

   3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act
      Rule 0-11:1

   4) Proposed maximum aggregate value of transaction:

/ / Fee paid previously with preliminary materials.

/ / Check box if any part of the fee is offset as provided by Exchange Act Rule
    0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

   1) Amount Previously Paid:

   2) Form, Schedule or Registration Statement No.:

   3) Filing Party:

   4) Date Filed:

- - --------------------------------------------------------------------------------

1 Set forth the amount on which the filing fee is calculated and state how it was determined.

[Bird Corporation logo]

JOSEPH D. VECCHIOLLA
Chairman of the Board
Chief Executive Officer

                                                                  April 21, 1995

To Our Stockholders:

     You are cordially invited to attend the annual meeting of stockholders of Bird Corporation to be held on Thursday, May 25, 1995, at 10:00 a.m. in the East Room of the Holiday Inn, 55 Ariadne Road (at the junction of Route 1 South and Route 128), Dedham, Massachusetts. Coffee will be available at the meeting site beginning at 9:30 A.M.

     The Proxy Statement that accompanies this letter describes the matters that will be presented at the meeting. I hope that you will be able to attend.

     Regardless of the number of shares of common stock you may own, it is important that they be voted at the meeting. THEREFORE YOU ARE URGED TO VOTE, SIGN, DATE, AND MAIL THE ENCLOSED PROXY PROMPTLY, whether or not you plan to attend the meeting in person.

     Thank you for giving these materials your careful consideration.

                                            Sincerely,

                                            JOSEPH D. VECCHIOLLA
                                            Chairman of the Board and
                                            Chief Executive Officer

BIRD CORPORATION, 980 WASHINGTON STREET, SUITE 120, DEDHAM, MA 02026, TELEPHONE
                                 (617) 461-1414

                                BIRD CORPORATION
                        980 WASHINGTON STREET, SUITE 120
                                DEDHAM, MA 02026
                                 (617) 461-1414

                            ------------------------

                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS

                                  MAY 25, 1995

     Notice is hereby given that the annual meeting of stockholders of Bird Corporation (the "Company") will be held on Thursday, May 25, 1995 at 10:00 a.m. in the East Room of the Holiday Inn, 55 Ariadne Road (at the junction of Route 1 South and Route 128), Dedham, Massachusetts 02026, to consider and act upon the election of three directors to the class of directors whose term expires in 1998 and to consider and act upon such other business as may properly come before the meeting.

     Reference is hereby made to the accompanying Proxy Statement for more complete information concerning the matters to be acted upon at the meeting.

     Holders of record of the common stock, par value $1 ("Common Stock"), of the Company at the close of business on March 31, 1995 (the "Record Date") are entitled to vote at the annual meeting and any adjournment thereof. All stockholders are invited to attend the meeting in person.

     HOLDERS OF RECORD OF COMMON STOCK AS OF THE RECORD DATE ARE URGED TO VOTE, SIGN, DATE, AND RETURN THEIR PROXIES IN THE ENCLOSED ENVELOPE. NO POSTAGE NEED BE AFFIXED IF MAILED IN THE UNITED STATES. HOLDERS OF RECORD OF THE COMMON STOCK AS OF THE RECORD DATE WHO DO ATTEND THE MEETING AND WISH TO VOTE IN PERSON MAY REVOKE THEIR PROXIES.

                                            By order of the Board of Directors,

                                            Frank S. Anthony
                                            Clerk

April 21, 1995

                                BIRD CORPORATION
                        980 WASHINGTON STREET, SUITE 120
                                DEDHAM, MA 02026
                                 (617) 461-1414
                            ------------------------

                              PROXY STATEMENT FOR
                 1995 ANNUAL MEETING OF STOCKHOLDERS TO BE HELD

                                  MAY 25, 1995

     This Proxy Statement is being furnished to stockholders of Bird Corporation (the "Company"), a Massachusetts corporation, in connection with the solicitation by the Company's Board of Directors of proxies to be voted at the Company's 1995 annual meeting of stockholders, and at any adjournment thereof. The annual meeting is to be held on Thursday, May 25, 1995, at 10:00 a.m. in the East Room of the Holiday Inn, 55 Ariadne Road (at the junction of Route 1 South and Route 128), Dedham, Massachusetts.

SOLICITATION OF PROXIES

     This Proxy Statement and the enclosed form of proxy are first being mailed or otherwise furnished to stockholders of the Company on or about April 21, 1995. Proxies may be solicited by directors, officers, or employees of the Company by mail, telephone, in person, or otherwise. No such person will receive additional compensation for such solicitation. In addition, the Company will request banks, brokers, and other custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of Common Stock and obtain voting instructions from such beneficial owners. The Company will reimburse such firms for their reasonable expenses in forwarding proxy materials and obtaining voting instructions.

VOTING AND RECORD DATE

     The Board of Directors has fixed March 31, 1995 as the record date (the "Record Date") for determining holders of Common Stock of the Company entitled to receive notice of and to vote at the annual meeting. At the Record Date, there were issued and outstanding 4,105,725 shares of Common Stock, each of which entitles the holder to one vote on each matter submitted to a vote at the meeting.

     The accompanying proxy card is intended to permit a holder of Common Stock of record on the Record Date to vote at the annual meeting in the election of directors and on such other matters as may come before the meeting, whether or not that stockholder attends the meeting. If the proxy card of a holder of Common Stock is duly executed and returned, the shares represented thereby will be voted in accordance with the voting instructions given on the proxy by the stockholder. If no such voting instructions are given on a proxy card, the shares represented by that proxy card will be voted for the election as directors of the nominees named herein and in accordance with the recommendations of the Board of Directors on any other matters which may come before the meeting. Holders of Common Stock may revoke their proxies at any time prior to any vote at the annual meeting by written notice to the Clerk of the Company at or before the meeting, by submission of a duly executed proxy card bearing a later date, or by voting in person by ballot at the meeting.

     The presence at the annual meeting, in person or by proxy, of the holders of a majority of the shares of Common Stock outstanding on the Record Date will constitute a quorum. The affirmative vote of the holders of a plurality of the shares which are present in person or represented by proxy at the annual meeting is required to elect directors.

                             ELECTION OF DIRECTORS

NOMINEES FOR DIRECTORS AND DIRECTORS CONTINUING IN OFFICE

     The By-Laws of the Company provide for a Board consisting of such number of directors, not less than five nor more than 18, as shall be fixed from time to time by the Board. The Board is divided into three classes, with each class to hold office for a term of three years and the term of office of one class to expire each year. The Board has fixed the number of directors to constitute the full Board of Directors for the ensuing year at eight, three of whom are to be elected at this year's annual meeting, two of whom are directors whose terms expire at the 1996 annual meeting, and three of whom are directors whose terms expire at the 1997 annual meeting.

     The Board has nominated Charles S. Bird, III, Richard C. Maloof, and Loren
R. Watts for election to the class of directors whose term will expire in 1998. Each of the nominees is currently serving as a director in the class whose term expires this year. Messrs. Bird and Watts have previously been elected by the stockholders, and Mr. Maloof was elected by the Board of Directors on December 1, 1994.

     At its meeting on April 4, 1995, the Board adopted as a criterion for nomination of members of the Board the understanding that no person would be nominated who would be age 72 or older at or shortly after the time his election became effective. Accordingly, Robert L. Cooper, who is a director in the class whose term expires at this year's annual meeting, was not nominated for re-election. It is expected that pursuant to this criterion, John T. Dunlop and Guy W. Fiske will not be nominated for re-election when their terms expire in 1996 and Robert P. Bass, Jr. and Francis J. Dunleavy will not be nominated for re-election when their terms expire in 1997.

     Shares represented by proxies will be voted for the election as directors of the foregoing three nominees unless otherwise specified in the proxy. If any of the nominees for election to the Board of Directors should, for any reason not now anticipated, not be available to serve as such, proxies will be voted for such other candidate as may be designated by the Board of Directors unless the Board reduces the number of directors. The Board of Directors has no reason to believe that either nominee will be unable to serve if elected.

     Stockholder nominations for directorships to be filled at the 1996 annual meeting which are received by the Chairman of the Board no later than December 23, 1995 will be referred to the Nominating Committee for consideration.

     The table below sets forth certain information with respect to the nominees for election to the Board of Directors and those directors whose terms of office will continue after the meeting.

                                                                                                EXPIRATION
                                                                                                OF PRESENT
                                                                                   FIRST        OR PROPOSED
                                        PRINCIPAL OCCUPATION AND                  ELECTED         TERM OF
      NAME AND AGE                   OTHER BUSINESS AFFILIATIONS(1)             DIRECTOR(2)       OFFICE
      ------------                   ------------------------------             -----------     -----------
Robert P. Bass, Jr.,
  71(3)                     Attorney, Counsel to Cleveland, Waters and Bass,        1961           1997
                            P.A., Concord, NH; Director of Bank of New
                            Hampshire Corp., Manchester, NH
Charles S. Bird, III,
  70(3)                     Trustee of family trusts                                1962           1998
Francis J. Dunleavy, 80     Retired Vice Chairman of ITT Corporation;               1982           1997
                            formerly President, Chief Operating Officer and
                            Member of Executive Committee of ITT Corporation;
                            Director of AEL Industries, Inc., Crown Cork &
                            Seal Company, Inc., Quaker Chemical Corporation,
                            Scan-Graphics, Inc., and Selas Corp. of America
John T. Dunlop, 80          The Lamont University Professor, Emeritus of            1984           1996
                            Harvard University, Cambridge, MA; formerly
                            Secretary of the U.S. Department of Labor

                                                                                                EXPIRATION
                                                                                                OF PRESENT
                                                                                   FIRST        OR PROPOSED
                                        PRINCIPAL OCCUPATION AND                  ELECTED         TERM OF
      NAME AND AGE                   OTHER BUSINESS AFFILIATIONS(1)             DIRECTOR(2)       OFFICE
      ------------                   ------------------------------             -----------     -----------
Guy W. Fiske, 70            Chairman of the Board of Directors of the Company       1984           1996
                            from May 1994 to April 1995; Chairman and
                            President, Fiske Associates, Inc., Hobe Sound,
                            FL, (private investment firm); formerly Executive
                            Vice President and Director of General Dynamics
                            Corporation, Undersecretary of the U.S.
                            Department of Energy, and Deputy Secretary of the
                            U.S. Department of Commerce; Director, Graphic
                            Controls Corporation, Buffalo, NY, and Vice
                            Chairman, Educational Publishing Corporation of
                            Oak Lawn, IL
Richard C. Maloof, 50       President and Chief Operating Officer of the            1994           1998
                            Company since April, 1995; Vice President and
                            Chief Operating Officer of the Company from April
                            1994 to April 1995; Vice President and President,
                            Roofing and Distribution Groups of the Company
                            for more than five years prior thereto
Joseph D. Vecchiolla, 39    Chairman of the Board of Directors and Chief            1993           1997
                            Executive Officer of the Company since April
                            1995; President and Chief Executive Officer of
                            the Company from January 1994 to April 1995;
                            President, Chief Operating Officer, Chief
                            Financial Officer, and Acting Chief Executive
                            Officer of the Company from November 1993 to
                            January 1994; Vice President and Chief Financial
                            Officer of the Company from June 1993 to November
                            1993; formerly Vice President and Chief Financial
                            Officer of Horizon Cellular Telephone Company,
                            Malvern, PA, and Executive Vice President of
                            Educational Publishing Corporation of Oak Lawn,
                            IL
Loren R. Watts, 60          Retired Managing Partner, Management Consulting         1991           1998
                            Services, Coopers & Lybrand (certified public
                            accountants)

- - ---------------

(1) Includes business experience during past five years.

(2) At the 1990 annual meeting, the stockholders approved a reorganization pursuant to which the then stockholders of Bird Incorporated became stockholders of Bird Corporation, a newly organized Massachusetts corporation, and Bird Incorporated became a wholly owned subsidiary of Bird Corporation. This column indicates the date as of which a person was first elected a director of the Company or of Bird Incorporated.

(3) Robert P. Bass, Jr. and Charles S. Bird, III are first cousins.

MEETINGS AND COMMITTEES OF THE BOARD OF DIRECTORS

     During the year ended December 31, 1994 the Board of Directors held 15 meetings. Each of the directors attended more than 75% of the aggregate of Board meetings and meetings of committees of the Board of which he is a member.

     The Audit Committee, which consisted during 1994 of Loren R. Watts (Chairman), Robert L. Cooper, and John T. Dunlop, meets periodically with the Company's independent accountants to review the scope of the annual audit, to discuss the adequacy of internal accounting controls and procedures, and to perform general oversight with respect to the accounting principles applied in the financial reporting of the Company. The Audit Committee also meets with the Company's internal auditor and reviews the scope of the internal audit plan and the results of audits performed thereunder. The Audit Committee held two meetings during 1994.

     The function of the Stock Option, Compensation, and Organizational Development Committee (the "Compensation Committee") is to administer the Company's stock option plans, to recommend to the full Board of Directors the amount, character, and method of payment of compensation of all executive officers and certain other key employees of the Company, and to provide for organizational development and succession planning. The Committee consisted of Robert P. Bass, Jr. (Chairman), Charles S. Bird, III, Francis J. Dunleavy, and John T. Dunlop during 1994. The Compensation Committee held three meetings in 1994.

     During 1994, the Strategic Planning Committee of the Board was formed to focus its attention on the Company's efforts to attract a purchaser of the Company's stock or assets and to make appropriate recommendations or reports to the full Board regarding the process. This Committee consisted of Robert P. Bass, Jr., Guy W. Fiske, and Joseph D. Vecchiolla and met, in person or telephonically, many times during the year.

     The Company also has a Nominating Committee which, during 1994, consisted of Francis J. Dunleavy (Chairman), Robert P. Bass, Jr., Guy W. Fiske, and Joseph
D. Vecchiolla (ex officio). The Nominating Committee makes recommendations to and otherwise assists the Board in connection with finding, evaluating, and nominating directors of the Company. The Nominating Committee held one meeting during 1994.

                SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS
                                 AND MANAGEMENT

     The following table lists the stockholders known to management to be the beneficial owners of more than 5% of the outstanding Common Stock as of March 1, 1995 (except as otherwise noted).

                                                              AMOUNT AND NATURE
                                                                     OF
                           NAME AND ADDRESS                      BENEFICIAL          PERCENT
                         OF BENEFICIAL OWNER                      OWNERSHIP          OF CLASS
                         -------------------                  ------------------     --------
           The Entwistle Company...........................     546,139 shares(1)      13.3%
             Bigelow Street
             Hudson, MA 01749
           FMR Corp........................................     418,693 shares(2)       9.8%
           Edward C. Johnson 3d
             82 Devonshire Street
             Boston, MA 02109
           Mellon Bank Corporation and its Subsidiaries....     318,000 shares(3)(4)    7.7%
             One Mellon Bank Center
             Pittsburgh, PA 15258
           Charles S. Bird, III............................     305,458 shares(4)       7.4%
             13 Proctor Street
             Manchester, MA 01944
           Estate of George J. Haufler.....................     300,927 shares(5)       7.3%
             1266 Round Hill Road
             Bryn Mawr, PA 19010
           Quest Advisory Corp.............................     278,800 shares(6)       6.8%
           Quest Management Company
           Charles M. Royce
             1414 Avenue of the Americas
             New York, NY 10019
           Dimensional Fund Advisors Inc...................     225,500 shares(7)       5.5%
             1299 Ocean Avenue,
             11th Floor
             Santa Monica, CA 90401

- - ---------------

(1) Based on information contained in an amended Schedule 13D filed with the Securities and Exchange Commission (the "SEC") on April 1, 1987. The
     Schedule 13D reports that The Entwistle Company had sole voting and dispositive power with respect to all shares, including 8,539 shares it had the right to acquire upon conversion of the Company's Preference Stock.

(2) Based on information contained in a Schedule 13G amended through February 13, 1995 filed with the SEC. The Schedule 13G reports that FMR Corp. had sole voting power with respect to 29,600 shares and that FMR Corp. and Edward C. Johnson 3d (who, with other family members, forms a controlling group with respect to FMR Corp.) each had sole dispositive power with respect to 418,693 shares, 389,093 of which (including 169,167 shares which may be acquired upon conversion of the Company's Preference

     Stock) are owned by investment companies for which a subsidiary of FMR Corp. acts as investment advisor.

(3) Based on information contained in a Schedule 13G amended through March 20, 1995 filed with the SEC. The Schedule 13G reports that Mellon Bank Corporation and its Subsidiaries, including Boston Safe Deposit and Trust Company, had shared voting power with respect to 318,000 shares, sole dispositive power with respect to 23,000 shares, and shared dispositive power with respect to 295,000 shares, including the 274,929 shares referred to in footnote (4), below.

(4) Includes 274,929 shares held in a trust of which Boston Safe Deposit and Trust Company and Charles S. Bird, III are co-trustees, with shared voting and dispositive power. See footnote (3) to the table below.

(5) Based on information contained in a Schedule 13D amended through July 7, 1994. Mr. Haufler's Estate had sole voting and dispositive power with respect to all shares, including 10,113 shares which may be acquired upon conversion of the Company's Preference Stock.

(6) Based on information contained in a Schedule 13G amended through February 10, 1995 filed with the SEC. The Schedule 13G reports that Quest Advisory Corp. had sole voting and dispositive power with respect to 263,900 shares and Quest Management Company had sole voting and dispositive power with respect to 14,900 shares.

(7) Based on information contained in a Schedule 13G amended through January 30, 1995 filed with the SEC. The Schedule 13G reports that Dimensional Fund Advisors Inc. ("Dimensional") had beneficial ownership of 225,500 shares held in certain entities as to which Dimensional serves as investment manager, that it had sole voting power with respect to 154,900 shares and sole dispositive power with respect to 225,500 shares, and that persons who are officers of Dimensional had voting power in their capacities as officers of such entities with respect to 70,600 additional shares.

     The table below sets forth information provided by the individuals named therein as to the amount of the Company's Common Stock beneficially owned by the directors, nominees for director, and executive officers of the Company, individually, and the directors, nominees, and executive officers as a group, all as of March 1, 1995 except as otherwise noted. Unless otherwise indicated in the footnotes, each of the named persons and members of the group had sole voting and investment power with respect to the shares shown.

                                          SHARES OF COMMON STOCK
                                            BENEFICIALLY OWNED        SHARES SUBJECT
                                             (EXCLUDING STOCK               TO                        PERCENT
                   NAME                          OPTIONS)            STOCK OPTIONS(1)      TOTAL      OF CLASS
                   ----                   ----------------------     ----------------      -----      --------
Robert P. Bass, Jr........................          48,586(2)              15,000          63,586       1.5%
Charles S. Bird, III......................         292,858(3)              12,500         305,358       7.4%
Robert L. Cooper..........................           3,690                 22,050          25,740       *
Francis J. Dunleavy.......................           1,000(4)              20,000          21,000       *
John T. Dunlop............................           2,000(5)              17,500          19,500       *
Guy W. Fiske..............................           6,000                 20,000          26,000       *
Joseph D. Vecchiolla......................           1,200(6)             150,000         151,200       3.6%
Loren R. Watts............................           1,000                  7,500           8,500       *
Frank S. Anthony..........................          31,474(7)              36,000          67,474       1.6%
Joseph M. Grigelevich, Jr.................           4,779(8)              24,000          28,779       *
William C. Kinsey.........................          22,863(9)              38,000          60,863       1.5%
Richard C. Maloof.........................          37,119(10)             72,500         109,619       2.6%
All directors, nominees, and officers as a
  group (12 persons)......................         452,569(11)            435,050         887,619      19.5%

- - ---------------

   * Less than 1% of the outstanding Common Stock.

 (1) Represents shares which the individual has a right to acquire by exercise of stock options exercisable on March 1, 1995 or within 60 days thereafter. As a result of the sale of the Company's vinyl business located at Bardstown, Kentucky to Jannock, Inc. on March 8, 1995 (the "Vinyl Sale"), the vesting schedules of unvested options held by all executive officers were accelerated, and such holders became entitled to exercise such options or, in certain cases in lieu of such exercise, cash out some or all of such options. Options held by any non-employee director which were not vested at the time of the Vinyl Sale may, if such director is terminated, be exercised in full.

 (2) Includes 16,000 shares as to which Mr. Bass shares voting and investment power and 2,696 shares which may be acquired upon conversion of the Company's Preference Stock.

 (3) Includes 274,929 shares as to which Mr. Bird shares voting and investment power (see table on page 4) and 3,595 shares which may be acquired upon conversion of Preference Stock. Does not include 100 shares owned by his wife, as to which he disclaims beneficial ownership.

 (4) Does not include ten shares owned by a child of Mr. Dunleavy, as to which he disclaims beneficial ownership.

 (5) Represents shares as to which Mr. Dunlop shares voting and investment power.

 (6) Represents 1,200 shares allocated to his account under the Savings Plan as of December 31, 1994.

 (7) Includes 5,700 shares held pursuant to the Company's Long Term Incentive Compensation Plan (the "LTIP") which became distributable to Mr. Anthony as a result of the Vinyl Sale and as to which he therefore has voting and investment power, and 1,898 shares allocated to his account under the Company's Employees Savings and Profit Sharing Plan (the "Savings Plan") as of December 31, 1994.

 (8) Includes 45 shares which may be acquired upon conversion of Preference Stock and 4,534 shares allocated to his account under the Savings Plan as of December 31, 1994.

 (9) Includes 853 shares which may be acquired upon conversion of Preference Stock, 5,320 shares held pursuant to the LTIP which are distributable to Mr. Kinsey, and 2,215 shares allocated to his account under the Savings Plan as of December 31, 1994.

(10) Includes 9,500 shares held pursuant to the LTIP which are distributable to Mr. Maloof, 2,107 shares allocated to his account under the Savings Plan as of December 31, 1994, and 625 shares held jointly with members of his family.

(11) Includes 293,554 shares as to which persons included in the group have shared voting and investment power, 7,189 shares which may be acquired upon conversion of Preference Stock, and 11,954 shares allocated to the accounts of officers under the Savings Plan as of December 31, 1994.

COMPLIANCE WITH SECTION 16(A) OF SECURITIES EXCHANGE ACT

     Section 16(a) of the Securities Exchange Act of 1934 requires the Company's directors and executive officers and persons who hold more than 10% of the Company's Common Stock to file with the SEC reports of ownership and changes in ownership of the Company's equity securities. Based on reports received by the Company and representations of certain reporting persons that no Forms 5 were required, the Company believes that all filing requirements applicable to its officers, directors, and greater than 10% beneficial owners with respect to fiscal year 1994 were complied with.

                             EXECUTIVE COMPENSATION

     The following table sets forth information concerning the compensation paid or accrued for services in all capacities to the Company during each of the last three fiscal years to each person who served as chief executive officer during 1994 and to each of the other four most highly compensated executive officers of the Company who were serving as such at the end of 1994.

                           SUMMARY COMPENSATION TABLE

                                                                         LONG TERM COMPENSATION
                                         ANNUAL            OTHER      -----------------------------     ALL
                                      COMPENSATION        ANNUAL      RESTRICTED     SECURITIES        OTHER
         NAME AND                  -------------------    COMPEN-       STOCK     UNDERLYING STOCK    COMPEN-
    PRINCIPAL POSITION      YEAR   SALARY($)  BONUS($)   SATION($)    AWARDS(1)    OPTIONS/SARS(#)   SATION($)
    ------------------      ----   ---------  --------   ---------    ---------   -----------------  ---------
Joseph D. Vecchiolla        1994    229,077   240,000       --           --             50,000          37,449(3)
  President and             1993     91,903    50,000       --           --            100,000          39,912
  Chief Executive
  Officer(2)
George J. Haufler           1994     26,040     --          --           --               --         1,052,316(4)
  Former President          1993    336,800     --         96,638        --               --            61,709
  and Chief                 1992    336,800    75,000     132,146        --            125,000          83,920
  Executive Officer(5)
Richard C. Maloof           1994    180,223    45,450      17,992(6)     --             25,000           7,843(3)
  Vice President and        1993    161,629    11,300       8,873        --               --            10,784
  Chief Operating           1992    154,808    41,656      13,264        --             25,000          12,753
  Officer(7)
William C. Kinsey           1994    148,000    43,000      10,076(6)     --               --             9,986(3)
  Vice President;           1993    138,792    10,000       5,460        --               --            18,159
  President, Bird           1992    130,000    53,500       7,500        --             25,000          19,834
  Vinyl Products
Frank S. Anthony            1994    141,750    30,000      10,795(6)     --               --             8,496(3)
  Vice President and        1993    128,350     5,000       5,850        --               --            11,381
  General Counsel           1992    122,000    25,000       8,038        --             15,000          12,582
Joseph M. Grigelevich, Jr.  1994     96,192    36,700       --           --             20,000           5,943(3)
  Vice President Finance
  and Administration
  and Treasurer(8)

- - ---------------

(1) Awards of restricted stock were made in 1988 and 1989 pursuant to the Company's LTIP to each of the persons named in the table except Mr. Vecchiolla, who was not then employed by the Company, and Mr. Grigelevich. The number of restricted shares held as of December 31, 1994 and the market value of the shares at that date were as follows: Richard C. Maloof, 9,500 shares valued at $81,344; William C. Kinsey, 5,320 shares valued at $45,553; and Frank S. Anthony, 5,700 shares valued at $48,806. The LTIP provided that restrictions on shares held for each participant at December 31, 1994 would lapse in June 2003 if the participant remained in the employ of the Company to that date or earlier in the event of a change in control of the Company. As a result of the Vinyl Sale on March 8, 1995, the restrictions on all such shares lapsed on that date.

(2) Mr. Vecchiolla was hired as Vice President and Chief Financial Officer effective June 1, 1993 and was elected President and Chief Operating Officer in November 1993. He served as acting Chief Executive Officer during November and December 1993 and was elected Chief Executive Officer on January 25, 1994.

(3) Represents contributions by the Company to the Savings Plan or to separate trusts established by the Company with a bank trustee to which amounts in excess of those permitted to be contributed to the Savings Plan under limits imposed by the Internal Revenue Code of 1986 are contributed. Also includes, in the case of Mr. Vecchiolla, $31,825 representing additional incentive compensation related to asset sales, the amount of which will be deducted from any severance payment to which Mr. Vecchiolla may become entitled as a result of the change in control of the Company which was deemed to have occurred upon consummation of the Vinyl Sale. See "Employment Contracts and Severance Agreements", below.

(4) This amount consists of (i) a cash severance payment in the amount of $776,190 which was paid to Mr. Haufler in February 1994 pursuant to the terms of the employment agreement under which he had been employed as Chairman, President, and Chief Executive Officer, (ii) the value of 30,000 shares of Common Stock of the Company which were delivered to Mr. Haufler in July 1994 pursuant to a Settlement Agreement entered into to resolve certain claims Mr. Haufler made against the Company in connection with the termination of his employment, and (iii) $6,126 representing the cost to the Company of continuing to provide coverage to Mr. Haufler under the Company's group health plan in accordance with the terms of the Settlement Agreement.

(5) Mr. Haufler resigned as President of the Company in November 1993 and was on leave of absence as Chairman of the Board and Chief Executive Officer from then until January 25, 1994, when his employment was terminated.

(6) Represents reimbursement for withholding taxes arising from the lapse of restrictions on restricted stock held by each officer in accordance with provisions of the LTIP. Does not include perquisites and other personal benefits, the cost of which to the Company was below the disclosure thresholds established by the SEC.

(7) Mr. Maloof was elected Vice President and Chief Operating Officer in April 1994. Prior to that time he served as Vice President and President of the Company's Roofing and Distribution Groups.

(8) Mr. Grigelevich first became an executive officer of the Company on March 21, 1994. Prior to that time he was Treasurer of the Company.

     The following tables provide information concerning grants and exercises of stock options and stock appreciation rights ("SARs") during 1994 by the executive officers named in the Summary Compensation Table above and the value of unexercised stock options and SARs held by them at December 31, 1994.

                     OPTION/SAR GRANTS IN LAST FISCAL YEAR

                                                        INDIVIDUAL GRANTS
                                      ------------------------------------------------------
                                                   PERCENT OF
                                      NUMBER OF      TOTAL
                                      SECURITIES    OPTIONS                                        GRANT
                                      UNDERLYING    GRANTED      EXERCISE                          DATE
                                       OPTIONS       TO ALL        PRICE        EXPIRATION        PRESENT
                NAME                  GRANTED(#)   EMPLOYEES     ($/SHARE)         DATE         VALUE($)(1)
                ----                  ----------   ----------    ---------    --------------    -----------
Joseph D. Vecchiolla................    50,000(2)      53%         10.75       Jan. 24, 2004       334,000
George J. Haufler...................     --
Richard C. Maloof...................    25,000(2)      26%         10.75       Mar. 30, 2004       175,500
William C. Kinsey...................     --
Frank S. Anthony....................     --
Joseph M. Grigelevich, Jr...........    20,000(2)      21%         10.75       Mar. 21, 2004       138,600

- - ---------------

(1) These values were calculated using the Black-Scholes option pricing model and the following assumptions, which were representative of conditions existing when the respective options were granted: stock price volatility, from .3925 to .4027; risk-free rate of return, from 6.03% to 7.10%; dividend yield, 0%; and time of exercise, ten years. The actual value, if any, an executive may realize will depend on the excess of the market price of the Company's Common Stock over the exercise price on the date the option is exercised; there is no assurance the value realized by an executive will be at or near the value estimated by the Black-Scholes model.

(2) These options, which (when granted) were exercisable in five equal annual installments commencing one year after the date of grant, became exercisable in full as a result of the change in control of the Company which was deemed to have occurred on consummation of the Vinyl Sale.

               AGGREGATE OPTION/SAR EXERCISES IN LAST FISCAL YEAR
                     AND FISCAL YEAR-END OPTION/SAR VALUES

                                                                NUMBER OF SECURITIES         VALUE OF UNEXERCISED
                                                               UNDERLYING UNEXERCISED            IN-THE-MONEY
                                                            OPTIONS/SARS AT YEAR- END(#)         OPTIONS/SARS
                                                                                                AT YEAR-END($)
                             SHARES ACQUIRED     VALUE      ---------------------------- ----------------------------
            NAME             ON EXERCISE(#)  REALIZED($)(1) EXERCISABLE(2) UNEXERCISABLE EXERCISABLE(2) UNEXERCISABLE
            ----             --------------- -------------- -------------- ------------- -------------- -------------
Joseph D. Vecchiolla........           0               0        150,000         0              10,313         0
George J. Haufler...........      70,500         257,563              0         0                   0         0
Richard C. Maloof...........       4,700          15,500         72,500         0              17,813         0
William C. Kinsey...........       8,920          28,300         38,000         0               7,125         0
Frank S. Anthony............       5,350          17,594         36,000         0              10,688         0
Joseph M. Grigelevich, Jr...           0               0         24,000         0                   0         0

- - ---------------

(1) Based on the difference between the fair market value of the securities underlying the options at date of exercise and the exercise price of the options.

(2) Upon consummation of the Vinyl Sale on March 8, 1995, the vesting schedule of all unvested options was accelerated and the holders thereof became entitled to exercise such options in full or, in certain cases in lieu of such exercise, cash out some or all of such options.

EMPLOYMENT CONTRACTS AND SEVERANCE AGREEMENTS.

     Joseph D. Vecchiolla has been employed pursuant to a one-year employment agreement dated December 21, 1993 which is automatically renewed for successive one-year terms as of December 1 each year unless either the Company or Mr. Vecchiolla gives the other party at least six months' prior notice that the agreement will not be so extended. Under the agreement Mr. Vecchiolla was initially employed to serve as President and Chief Operating Officer of the Company. Effective January 25, 1994 his duties were expanded to include those of Chief Executive Officer. His compensation under the agreement includes a base salary of not less than $200,000 per year, plus participation in the Company's management incentive compensation plan and other employee benefit plans and programs generally available to its executive officers. Mr. Vecchiolla was also granted a stock option under the employment agreement and was entitled to certain relocation expenses incurred in connection with his employment by the Company.

     On April 4, 1995 Guy W. Fiske resigned as Chairman of the Board, and Mr. Vecchiolla resigned as President and was elected Chairman of the Board and Chief Executive Officer of the Company. Mr. Vecchiolla has announced his intention to resign as Chief Executive Officer and terminate his employment with the Company in early May 1995, but to continue to serve as an outside director and as Chairman of the Board. In conjunction with the foregoing changes, Richard C. Maloof was elected President and Chief Operating Officer of the Company.

     George J. Haufler was employed pursuant to the terms of an employment agreement dated as of February 25, 1986, as amended. Upon termination of his employment on January 25, 1994, he became entitled to receive certain amounts under the employment agreement as severance pay. Mr. Haufler and the Company also entered into a Settlement Agreement dated as of July 7, 1994 to resolve certain claims Mr. Haufler made against the Company in connection with the termination of his employment. Amounts paid to Mr. Haufler pursuant to his employment agreement and the Settlement Agreement are described in a footnote to the Summary Compensation Table.

     Virtually all of the Company's executives and its nonemployee directors are entitled to certain accelerated benefits under employee benefit plans, and certain executives (including Messrs. Vecchiolla, Maloof, Kinsey, Anthony, and Grigelevich) are entitled to severance benefits payments, upon the termination of their employment following the occurrence of a "change in control" of the Company. For purposes of most of these plans and contracts, a "change in control" includes the disposition of all or substantially all of the business of the Company pursuant to a partial or complete liquidation or a sale of assets. The Board of Directors determined that the consummation of the Vinyl Sale to Jannock, Inc. on March 8, 1995, taken together with the other asset sales effected by the Company over the past year, represented the disposition of substantially all of the business of the Company for the purposes of the "change in control" provisions discussed herein.

     The standard "change in control" definition set forth above applies under the two forms of severance contracts and severance benefits agreements which are in effect with respect to substantially all of the executive officers of the Company, under the Company's stock option plans, and under the LTIP and the Savings Plan. When a change in control occurs, the effect varies under the various plans and contracts, as follows:

     Executive Severance Contracts. The Company's executive severance contracts typically include one of two alternative provisions. Under the so-called "single trigger" contracts (which are held only by Messrs. Vecchiolla and Anthony), the relevant executive officer is entitled to payment of severance benefits if such individual's employment is terminated after a change in control, whether by the Company (other than for disability or "Cause", as such term is defined in the severance contracts) or by the executive voluntarily for any reason (other than death or retirement). Under the second form of severance contract (the so-called "double-trigger" agreements) held by the other executives of the Company, severance benefits are not payable unless, after a change in control, the employment of the executive is terminated by the Company (other than for disability or "Cause") or by the executive for "Good Reason". A downgrading of an employee's duties or compensation without such employee's consent constitutes "Good Reason" under these contracts. The change in control which was deemed to have occurred upon consummation of the Vinyl Sale had an immediate impact on one executive officer with a "double trigger" agreement, William C. Kinsey, who was employed solely in the vinyl business. Mr. Kinsey was considered terminated by the Company upon consummation of the Vinyl Sale and therefore received payment of severance benefits of approximately $412,000.

     Once the right to receive severance benefits is triggered, the executive officer becomes entitled to receive severance pay in an amount of up to two times the sum of (i) the executive's current annual base salary and (ii) the amount of any bonus paid (which, for severance purposes, includes any distributions made under the terms of the LTIP and the amount paid to such executive pursuant to the Company's Management Incentive Compensation Plan) in the year preceding the termination. In addition, executives entitled to receive severance benefits also are entitled to receive a lump sum payment equal to any incentive compensation or other award allocated, but not paid, to such executive for any prior year and a pro rata portion of all contingent bonus awards to which such individual might be entitled in the year of termination.

     If the employment of Mr. Vecchiolla or Mr. Anthony is terminated, either by the Company (other than for disability or for "Cause") or by either such executive voluntarily for any reason (other than death or retirement) within the term of each executive's applicable contract, the Company estimates such officers would be entitled to receive severance payments in the amount of approximately $700,000 and $425,000, respectively, under their severance contracts. As indicated above, Mr. Vecchiolla has announced his intention to terminate his employment in May 1995. The payment to Mr. Vecchiolla is subject to offset for amounts previously received by him as asset sales incentives, including $31,825 paid in 1994 and $47,300 in 1995 in connection with the sale of the Company's distribution business and the Vinyl Sale, respectively. If the employment of Mr. Maloof or Mr. Grigelevich is terminated, either by the Company (other than for disability or for "Cause") or by either such executive for "Good Reason", the Company estimates such officers would be entitled to receive severance payments of approximately $581,000 and $203,000, respectively, under their severance contracts. The contracts with Mr. Vecchiolla and Mr. Grigelevich provide for a gross-up of income sufficient to compensate the officer for any excise taxes incurred in connection with benefits paid upon termination.

     Stock Option Plans. Under the Company's Stock Option Plans for employees, the vesting of all options to purchase Common Stock outstanding but not yet exercisable is accelerated upon a change in control. Each optionee has, for a period of 30 days after the change in control occurs, the right (the "Cash-Out Right"), with respect to all or a part of the shares subject to the options or stock appreciation rights of such person, to receive an amount in cash in lieu of such optionee's right to exercise all options in full, equal to the product of (i) the number of shares as to which the employee exercises the Cash-Out Right and (ii) the amount by which the purchase price of each such share under the applicable option or stock appreciation right is exceeded by the greater of (x) the fair market value of such shares on the date the employee exercises the Cash-Out Right or (y) the highest purchase price paid or offered per share in any bona fide transaction related to the change in control of the Company at any time during the preceding 60-day period (as determined by the Compensation Committee of the Board). The vesting schedules of options to purchase 304,450 shares of Common Stock in the aggregate were accelerated when the Vinyl Sale was consummated. Such accelerated options have exercise prices ranging from $8.375 to $17.50 per share.

     Non-Employee Directors Stock Option Plan. Any non-employee director whose service on the Board is terminated by reason of a change in control will have the right to exercise all outstanding options during the one-year period following such termination. Since the Vinyl Sale did not result in a change in the ownership of the Company, such transaction, alone, had no direct effect on the term of the office of the non-employee directors. Robert L. Cooper, who is a director in the class whose term expires in 1995, has not been nominated for re-election in order to reduce the size of the full Board following the Vinyl Sale, and as a result the vesting schedule of options held by him to purchase 2,500 shares of Common Stock at an exercise price of $10 per share will be accelerated.

     Long Term Incentive Plan. Upon consummation of the Vinyl Sale, all restrictions on 23,560 shares of Common Stock held under the LTIP automatically lapsed and such shares became immediately distributable to the intended recipients. See footnote (1) to the Summary Compensation Table.

     Savings and Profit Sharing Plan. Upon a change in control, all unvested amounts vested under the Savings Plan. This plan is fully funded.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     The members of the Compensation Committee are Robert P. Bass, Jr. (Chairman), Charles S. Bird III, Francis J. Dunleavy, and John T. Dunlop. None of these individuals is or was formerly an officer or employee of the Company, and no "compensation committee interlocks" existed during the last fiscal year.

DIRECTORS' COMPENSATION

     Mr. Fiske received compensation during 1994 at the rate of $100,000 per year for serving as Chairman of the Board and of the Executive Committee. Other non-employee members of the Board receive an annual retainer of $14,000 and a fee of $750 for each Board and committee meeting attended ($375 for a telephone meeting). The chairman of each of the Audit and Compensation Committees also receives an annual retainer of $2,000. Expenses incurred in attending meetings are reimbursed.

     Pursuant to the Non-Employee Directors Stock Option Plan, which was approved by the stockholders at the 1993 annual meeting, non-employee directors are also entitled to receive each year a non-qualified stock option to acquire 2,500 shares of the Company's Common Stock (provided that the maximum number of shares subject to options granted to any director may not exceed 30,000 shares). Such options are granted on the date of the annual meeting each year and become exercisable in full one year later. During 1994, each non-employee director was granted such an option at an exercise price of $10 per share.

REPORT OF COMPENSATION COMMITTEE ON EXECUTIVE COMPENSATION

     The Stock Option, Compensation, and Organizational Development Committee is responsible for compensation decisions with respect to senior management of the Company, as well as for organizational development and succession planning within the Company.

     The Committee's compensation philosophy and policies applicable to executive officers emphasize pay for performance and increased stockholder value within a framework of compensation levels comparable to companies of similar size. Base salary, annual Management Incentive Compensation Program ("MICP") awards, and long-term incentive awards are structured to provide total compensation levels for executive officers that are intended to be below competitive compensation amounts when operating results are at or below acceptable levels and above average levels when results are outstanding or other targets or personal goals are achieved. The Committee has used outside consulting assistance for plan design and consultant and independent survey data in setting compensation levels and has relied, in the case of officers other than the Chief Executive Officer, on recommendations of the Chief Executive Officer which are reviewed and modified where appropriate by the Committee.

     Long-term awards have primarily in recent years taken the form of stock option grants, which are designed to align the interests of executives with those of the stockholders and reward executives when shareholder value increases. Stock options are granted at an exercise price equal to the market price of the Company's common stock on the date of grant. Prior to 1992, options were usually granted with a ten-year term, exercisable in five equal annual installments beginning one year after the date of grant. However, options awarded in 1992 and one option granted in 1993 were granted with a 15-year term, exercisable prior to the last six months of the term only if the price of the Company's common stock achieved a substantial increase above the price on the date of grant. In the case of 1992 and 1993 grants, a minimum price increase in Bird stock from $12 per share to $18 per share was required in order for any part of the option to become exercisable prior to the last six months of the term of the option. This approach was designed as an incentive for future performance by the creation of shareholder value over the long term, since the benefit of the stock options could not be realized unless and until significant price appreciation in the Company's stock occurred. Options granted in 1994 were in the form used prior to 1992. All options outstanding at the time of the sale of the Company's vinyl siding business in March 1995 were automatically vested upon consummation of the sale, which was deemed a change in control of the Company under the terms of the option plans.

     During 1994 merit increases in base salary were made for only three of the senior executive officers of the Company. Such merit increases were based primarily on subjective evaluation by the Committee of individual performance and contribution, in the case of the Chief Executive Officer, and increased scope of responsibility, in the case of Mr. Maloof, newly appointed as Chief Operating Officer, and Mr. Grigelevich, newly appointed as Chief Financial Officer.

     Salaries for the Chief Executive Officer and other executive officers are based in part upon a range of salaries for each office developed from a survey of compensation practices at competitive companies. Mr. Vecchiolla's salary was originally set at $200,000 in November 1993 when he was promoted to President. In 1994, Mr. Vecchiolla was promoted to Chief Executive Officer in late January when the prior Chief Executive Officer was terminated. In mid-1994, the Committee re-evaluated Mr. Vecchiolla's salary to reflect his increased responsibility and performance and to motivate him to take actions necessary to return the Company to profitability, resulting in an increase to $240,000 annually, retroactive to May 1, 1994.

     One of the principal elements of variable compensation for senior executive officers is found in the annual MICP awards. In 1993, the plan for MICP awards during that year was changed to increase the threshold before any payments would be earned to 80% of budgeted targets, up from 68% of budgeted targets in prior years. In 1994, the possible pay-out was set at 60% of base salary in the case of the Chief Executive Officer, 35% of base salary in the case of the Chief Financial Officer, between 20% and 35% of base salary in the case of other members of the Corporate staff, and 45% of base salary in the case of Presidents of operating divisions. In 1994, the MICP targets were modified to promote cash flow as well as profitability in order to reflect the Company's financial condition. Awards to the Chief Executive Officer and corporate staff and officers were based upon improvements in cash flow and profitability and on individual specific objectives, both financial and non-financial. At the operating level, management incentives were tied to achievement of goals with respect to increased cash flow and profitability on an equal 50/50 basis. For corporate personnel, including the Chief Executive Officer, goals with respect to cash flow and profits were weighted at 40% each with specific objectives making up the balance of the target.

     During 1994 the Committee approved an additional bonus arrangement for Mr. Vecchiolla to provide him with an incentive to maximize the value of the Company's common stock. This arrangement provided compensation to Mr. Vecchiolla equal to one-tenth of one percent of the gross sales price realized on the sale of the Company's assets after the approval of the bonus. However, in recognition of the fact that the sale of a substantial part of the Company's assets would be treated as a change in control of the Company which would trigger certain severance payments to Mr. Vecchiolla, the Committee provided that this bonus would be considered as an advance against such severance payments and that the amount of the severance payments otherwise payable to him would be reduced by the amount of the bonus paid.

     The Committee believes that the combination of salary increases and bonus rewards was appropriate based upon the substantial progress made by management in 1994 in turning around the Company's performance and stabilizing its financial condition.

     In 1993, Mr. Vecchiolla was the only executive granted stock options. These grants were made when he was hired and upon his promotion to President. In 1994, Mr. Vecchiolla received an additional option grant upon his promotion to Chief Executive Officer. Additionally, Messrs. Maloof and Grigelevich were granted options upon their promotions to Chief Operating Officer and Chief Financial Officer, respectively, during 1994. The size of these grants was comparable to grants made to persons holding the same offices in prior years and was based largely on a subjective evaluation by the Committee of each officer's individual performance leading to the promotion and his potential role in increasing shareholder value. No other stock options were granted in 1994.

     Based on current compensation levels and the present structure of the Company's executive compensation programs, the Committee believes that the compensation payable to executives will not be subject to the limitation on deductibility imposed by the Omnibus Budget Reconciliation Act of 1993. If such limitation should become applicable in the future, the Committee and the Company will determine whether any changes in the Company's compensation programs are advisable.

                                            Stock Option, Compensation, and
                                            Organizational Development
                                            Committee:
                                            Robert P. Bass, Jr., Chairman
                                            Charles S. Bird, III
                                            Francis J. Dunleavy
                                            John T. Dunlop

PERFORMANCE GRAPH

     The following graph compares the cumulative total return on the Common Stock of the Company for the last five fiscal years with the cumulative total returns of the Russell 2000 index and the Value Line Building Materials Industry index, assuming an investment of $100 in the Company's Common Stock and each index at the close of trading on December 31, 1989 and the reinvestment of all dividends.

                                BIRD CORPORATION
                    CUMULATIVE TOTAL SHAREHOLDER RETURN FOR
                   FIVE-YEAR PERIOD ENDING DECEMBER 31, 1994

      MEASUREMENT PERIOD          BIRD CORPO-                     VL BUILDING
    (FISCAL YEAR COVERED)           RATION       RUSSELL 2000*    MATERIALS*
1989                                100.00          100.00          100.00
1990                                126.52           80.49           88.36
1991                                137.10          117.56          107.84
1992                                106.63          139.21          143.52
1993                                 78.87          165.52          182.31
1994                                 80.65          162.24          155.32

              * As reported by Value Line Institutional Services

                            INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, the independent accountants for the Company, will have a representative at the meeting who will be available to respond to appropriate questions and who will be given the opportunity to make a statement if he or she desires to do so.

               STOCKHOLDER PROPOSALS FOR THE 1996 ANNUAL MEETING

     In order to be considered for inclusion in the Proxy Statement for the 1996 annual meeting, stockholder proposals must be received by the Company no later than December 23, 1995. Proposals should be sent to the attention of Frank S. Anthony, Vice President, at the Company's principal office which, effective May 19, 1995, will be 1077 Pleasant Street, Norwood, Massachusetts 02062.

                                 OTHER BUSINESS

     The annual meeting is called for the purposes set forth in the notice. The Board of Directors does not know of any matter for action by the stockholders at the meeting other than the matters described in the notice. However, the enclosed proxy confers discretionary authority on the persons named therein with respect to matters which are not known to the directors at the date of printing hereof and which may properly come before the meeting. It is the intention of the persons named in the proxy to vote in accordance with their best judgment on any such matter.

                                            By order of the Board of Directors

                                            FRANK S. ANTHONY,
                                            Clerk

April 21, 1995

                                BIRD CORPORATION
                      1995 ANNUAL MEETING -- MAY 25, 1995
          THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

    The undersigned does hereby constitute and appoint Joseph D. Vecchiolla and Frank S. Anthony, or either of them, the attorney(s) of the undersigned, with full power of substitution, with all the powers which the undersigned would possess if personally present, to vote all stock of Bird Corporation which the undersigned is entitled to vote at the annual meeting of stockholders of Bird Corporation to be held in the East Room of the Holiday Inn, 55 Ariadne Road (at the junction of Route 1 South and Route 128), Dedham, Massachusetts 02026, on Thursday, May 25, 1995 at 10:00 o'clock a.m. and at any adjournment thereof, hereby acknowledging receipt of the Proxy Statement for such meeting and revoking all previous proxies.

    This Proxy, when properly executed, will be voted as directed. If no direction is made, this Proxy will be voted FOR all nominees for director listed on the reverse side and, in the case of other matters that legally come before the meeting, as said attorney(s) may deem advisable.

                                            CHANGE OF ADDRESS:

      --------------------------------------------------------------------------

                                            ------------------------------------

                                            ------------------------------------

                                            ------------------------------------
                 (CONTINUED AND TO BE SIGNED ON REVERSE SIDE.)

    Please vote, sign, date, and return the proxy card promptly using the enclosed envelope.

    Election of three directors whose terms expire in 1998.

    NOMINEES: Charles S.Bird, III, Richard C. Maloof, Loren R. Watts

        / / FOR all nominees                      / / WITHHELD from all nominees

    For, except vote withheld from the following nominees:                   / /
- - ------------------------------------------------

- - --------------------------------------------------------------------------------
CHECK HERE FOR ADDRESS CHANGE / /   CHECK HERE IF YOU PLAN TO ATTEND THE MEETING
/ /

                                               Please sign name exactly as name
                                               appears. When signing in a
                                               fiduciary capacity, please give
                                               full title. Co-fiduciaries and
                                               joint owners should each sign.

                                               Signature
                                               ---------------------------------

                                               Date
                                               ---------------------------------

                                               Signature
                                               ---------------------------------

                                               Date
                                               ---------------------------------